Intangible Assets, Net - Summary of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Domain Name	$ 1,500	$ 1,500
Less: accumulated amortization	(633)	(533)
Intangible assets, net	$ 867	$ 967